UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 1, 2015 to May 31, 2015

Commission File Number of issuing entity: 333-186227-01

Ally Auto Receivables Trust 2013-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-186227

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	80-6262172
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Ally Auto Assets LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-2a			X
Class A-2b			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Period from May 1, 2015 to May 31, 2015 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 12, 2015
Central Index Key (CIK) of Securitizer: 0001477336

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from May 1, 2015 to May 31, 2015

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2013-2
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: June 24, 2015

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from May 1, 2015 to May 31, 2015

4